Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Abstract]
Contributions, Participant	$ 555,710,479
Contributions, Employer	292,872,276
Contributions, Participant rollover	88,135,249
Total contributions	936,718,004
Interest in EH Master Trust income	1,817,823,441
Interest income from notes receivable from participants	19,589,802
Total additions	2,774,131,247
Benefits paid to participants	1,565,382,437
Administrative expenses	6,421,506
Total deductions	1,571,803,943
Net increase in net assets available for benefits	1,202,327,304
EBP, Net Asset Available for Benefit, Beginning Balance	12,110,585,543
EBP, Net Asset Available for Benefit, Ending Balance	$ 13,312,912,847